Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 11,996	$ 14,325	$ 23,278	$ 32,030
Prepaid expenses and other current assets	1,658	2,120
Total current assets	50,653	58,240
Property, plant and equipment-net	32,352	36,598
Total assets	87,571	96,439
Current liabilities:
Accrued payroll and employee benefits	4,035	4,228
Other accrued liabilities	1,289	1,201
Dividend payable	562
Total current liabilities	10,763	12,376
Total shareholders' equity	76,808	84,063	89,610	101,576
Total liabilities and shareholders' equity	87,571	96,439
Parent Company [Member]
Current assets:
Cash and cash equivalents	294	1,369	$ 1,739	$ 393
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	33,462	35,633
Total current assets	33,832	37,078
Investments in subsidiaries	44,861	48,360
Property, plant and equipment-net	17	56
Total assets	78,710	85,494
Current liabilities:
Accrued payroll and employee benefits	1,226	1,315
Other accrued liabilities	114	116
Dividend payable	562
Total current liabilities	1,902	1,431
Total shareholders' equity	76,808	84,063
Total liabilities and shareholders' equity	$ 78,710	$ 85,494